Other financial assets	12 Months Ended
Mar. 31, 2020
Statement [line items]
Other financial assets

8.	Other financial assets - current
Other financial assets - current consist of the following:

	As at March 31,
	2020		2020		2019
	(In millions)
Derivative financial instruments	US$	316.0	Rs.	23,913.0	Rs.	12,355.4
Loans to channel partners		19.7		1,487.6		885.2
Advances and other receivables recoverable in cash		333.2		25,214.3		26,543.0
Inter corporate deposits		0.6		46.9		23.1
Margin money with banks		—		—		1,495.8
Government grant receivables		56.8		4,296.9		5,003.1
Restricted bank deposits		56.8		4,297.0		3,652.3
Others		3.4		258.5		12.8

Total	US$	786.5	Rs.	59,514.2	Rs.	49,970.7

Margin money with banks is restricted cash deposits and consists of collateral provided for transfer of finance receivables.
Restricted bank deposits include Rs. 2,996.9 million and Rs. 2,509.3 million as at March 31, 2020 and 2019, respectively, held as security in relation to interest and repayment of borrowings. Out of these deposits, Rs. 1,015.1 million and Rs. 942.7 million as at March 31, 2020 and 2019, respectively, are pledged till the maturity of the respective borrowings.

Other financial assets - noncurrent [Member]
Statement [line items]
Other financial assets
9.	Other financial assets - non-current
Other financial assets -
non-current
consist of the following:

	As at March 31,
	2020		2020		2019
	(In millions)
Derivative financial instruments	US$	302.8	Rs.	22,911.6	Rs.	9,111.4
Loans to channel partners		73.7		5,574.2		1,804.9
Advance and other receivables recoverable in cash		128.8		9,747.0		9,682.3
Margin money with banks		103.9		7,865.1		3,290.7
Government grants receivables		76.4		5,781.9		5,080.8
Loans to employees		3.8		286.7		262.9
Restricted deposits		11.1		839.5		751.1
Loans to joint arrangements		—		—		37.5
Others		30.6		2,317.5		2,144.4

Total	US$	731.1	Rs.	55,323.5	Rs.	32,166.0

Margin money with banks is restricted cash deposits and consists of collateral provided for transfer of finance receivables.
Restricted deposits as at March 31, 2020 and 2019, include Rs. 561.2 million and Rs. 452.6 million, respectively held as a financial deposit in relation to ongoing legal cases.